                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2011

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.2%

                                                        SHARES         VALUE
                                                     -----------   -------------
AEROSPACE/DEFENSE EQUIPMENT - 3.5%
   Honeywell International                               800,000   $  34,288,000
                                                                   -------------
AGRICULTURE - 3.3%
   Archer-Daniels-Midland                              1,200,000      32,832,000
                                                                   -------------
BATTERY TECHNOLOGY - 2.2%
   Cooper Industries, Cl A                               480,000      21,672,000
                                                                   -------------
BUSINESS SERVICES - 4.6%
   DST Systems                                           370,000      15,199,600
   Western Union                                       1,900,000      30,837,000
                                                                   -------------
                                                                      46,036,600
                                                                   -------------
COMMUNICATION & MEDIA - 2.2%
   DIRECTV, Cl A *                                       600,000      22,296,000
                                                                   -------------
COMPUTER SOFTWARE - 2.1%
   Symantec *                                          1,600,000      20,752,000
                                                                   -------------
CONSTRUCTION & ENGINEERING - 2.3%
   KBR                                                 1,000,000      22,380,000
                                                                   -------------
CONSUMER STAPLES - 2.5%
   CVS Caremark                                          800,000      24,552,000
                                                                   -------------
CONTAINERS & PACKAGING - 4.2%
   Owens-Illinois *                                      780,000      21,567,000
   Pactiv *                                              660,000      20,077,200
                                                                   -------------
                                                                      41,644,200
                                                                   -------------
ELECTRONICS MANUFACTURER - 3.5%
   Flextronics International Ltd. *                    5,600,000      34,832,000
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ENTERTAINMENT - 2.4%
   Time Warner                                           750,000   $  23,595,000
                                                                   -------------
FOOD, BEVERAGE & TOBACCO - 9.7%
   Altria Group                                        1,000,000      22,160,000
   Philip Morris International                           600,000      30,624,000
   Ralcorp Holdings *                                    360,000      21,024,000
   Unilever                                              760,000      22,412,400
                                                                   -------------
                                                                      96,220,400
                                                                   -------------
INSURANCE - 5.4%
   ACE Ltd.                                              600,000      31,848,000
   Willis Group Holdings                                 700,000      21,420,000
                                                                   -------------
                                                                      53,268,000
                                                                   -------------
INVESTMENT MANAGEMENT COMPANIES - 5.7%
   AllianceBernstein Holding, LP                         485,000      12,939,800
   Ameriprise Financial                                  550,000      23,314,500
   Bank of New York Mellon                               800,000      20,056,000
                                                                   -------------
                                                                      56,310,300
                                                                   -------------
MEDICAL PRODUCTS & SERVICES - 7.1%
   Aetna                                                 775,000      21,583,750
   Baxter International                                  715,000      31,295,550
   Hospira *                                             325,000      16,932,500
                                                                   -------------
                                                                      69,811,800
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 11.3%
   Apache                                                370,000      35,364,600
   Chevron                                               250,000      19,052,500
   Devon Energy                                          500,000      31,245,000
   Hess                                                  480,000      25,723,200
                                                                   -------------
                                                                     111,385,300
                                                                   -------------
PHARMACEUTICALS - 4.5%
   Abbott Laboratories                                   480,000      23,558,400
   Teva Pharmaceutical Industries ADR                    440,000      21,494,000
                                                                   -------------
                                                                      45,052,400
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
RAILROADS - 5.7%
   Norfolk Southern                                      600,000   $  33,762,000
   Union Pacific                                         300,000      22,401,000
                                                                   -------------
                                                                      56,163,000
                                                                   -------------
RETAIL - 2.1%
   Target                                                400,000      20,528,000
                                                                   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 7.4%
   Applied Materials                                   2,800,000      33,040,000
   Ingram Micro, Cl A *                                1,020,000      16,860,600
   ON Semiconductor *                                  3,400,000      22,950,000
                                                                   -------------
                                                                      72,850,600
                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT - 3.5%
   Corning                                             1,900,000      34,428,000
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $828,463,897)                                            940,897,600
                                                                   -------------
WARRANTS - 1.6%
BANKING - 1.6%
   Bank of America, Expires 01/16/19,
      Strike Price: $13.30*
      (Cost $19,836,949)                               2,000,000      15,300,000
                                                                   -------------
SHORT-TERM INVESTMENT (A) - 0.4%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.160%
      (Cost $3,978,846)                                3,978,846       3,978,846
                                                                   -------------
   TOTAL INVESTMENTS - 97.2%
      (Cost $852,279,692) +                                        $ 960,176,446
                                                                   =============

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $988,324,252.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
LP   - LIMITED PARTNERSHIP
LTD. - LIMITED

Contracts For Difference held by the Fund at July 31, 2010, were as follows:

                                     NUMBER OF
                                     CONTRACTS                   UNREALIZED
                                        LONG       NOTIONAL     APPRECIATION
REFERENCE COMPANY     COUNTERPARTY    (SHORT)       AMOUNT     (DEPRECIATION)
-----------------    -------------   ---------   -----------   --------------
Abbot Laboratories   Goldman Sachs     300,000   $15,666,720    $  (942,720)
Chevron              Goldman Sachs     300,000    20,211,480      2,651,520
CVS Caremark         Goldman Sachs     200,000     6,049,800         88,200
Exxon Mobil          Goldman Sachs     800,000    52,006,732     (4,262,732)
Hess                 Goldman Sachs     300,000    16,935,450       (858,450)
SABMiller            Goldman Sachs    (100,000)   (2,855,930)      (172,903)
Western Union        Goldman Sachs   1,000,000    15,879,100        350,900
                                                                -----------
                                                                $(3,146,185)
                                                                ===========

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES            LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------         ------------   -------   -------   ------------
Common Stock                      $940,897,600     $--       $--     $940,897,600
Warrants                            15,300,000      --        --       15,300,000
Short-Term Investment                3,978,846      --        --        3,978,846
                                  ------------     ---       ---     ------------
Total Investments in Securities   $960,176,446     $--       $--     $960,176,446
                                  ============     ===       ===     ============

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

OTHER FINANCIAL
INSTRUMENTS                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
---------------            -------   -----------   -------   -----------
Contracts for Difference     $--     $(3,146,185)    $--     $(3,146,185)
                             ===     ===========     ===     ===========

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $852,279,692, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $147,956,330 AND $(40,059,576), RESPECTIVELY

     AMOUNTS DESIGNATED AS"--"ARE $0.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-007-0600

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.4%

                                                        SHARES         VALUE
                                                     -----------   -------------
BRAZIL - 3.3%
   GP Investments BDR *                                  124,838   $     496,726
   Redecard                                               25,000         382,976
                                                                   -------------
                                                                         879,702
                                                                   -------------
CANADA - 7.4%
   Agrium                                                  9,800         617,400
   Canadian National Railway                               9,200         579,324
   Canadian Natural Resources                             21,800         750,356
                                                                   -------------
                                                                       1,947,080
                                                                   -------------
DENMARK - 1.9%
   Vestas Wind Systems *                                  10,000         486,052
                                                                   -------------
FRANCE - 9.5%
   Atos Origin                                            10,400         446,442
   JC Decaux                                              20,000         513,562
   Technip                                                 6,900         459,353
   Total                                                  10,500         529,528
   Vallourec                                               5,600         545,058
                                                                   -------------
                                                                       2,493,943
                                                                   -------------
GERMANY - 11.4%
   Adidas                                                  9,300         503,541
   Bayer                                                   7,700         442,541
   Celesio                                                23,000         536,810
   Daimler                                                10,500         567,525
   GEA Group                                              22,900         518,068
   RWE                                                     6,200         437,711
                                                                   -------------
                                                                       3,006,196
                                                                   -------------
HONG KONG - 1.8%
   Noble Group                                           386,363         468,904
                                                                   -------------
ISRAEL - 2.0%
   Teva Pharmaceutical Industries ADR                     10,600         517,810
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ITALY - 2.1%
   Finmeccanica                                           50,000   $     549,129
                                                                   -------------
JAPAN - 16.7%
   Asahi Glass                                            53,000         538,195
   Asahi Kasei                                            98,000         511,147
   Kao ADR                                                21,500         507,830
   Komatsu                                                13,000         272,421
   Nomura Holdings ADR                                    77,000         433,510
   Panasonic ADR                                          36,000         477,360
   Seven & I Holdings                                     22,000         525,248
   Sony Financial Holdings GDR                               160         578,814
   TOTO                                                   80,000         543,734
                                                                   -------------
                                                                       4,388,259
                                                                   -------------
NETHERLANDS - 7.0%
   European Aeronautic Defence and Space                  37,000         876,339
   Heineken                                               11,000         497,707
   Unilever                                               16,000         471,840
                                                                   -------------
                                                                       1,845,886
                                                                   -------------
SINGAPORE - 4.1%
   Singapore Telecommunications ADR                       21,000         478,800
   United Overseas Bank                                   40,934         597,955
                                                                   -------------
                                                                       1,076,755
                                                                   -------------
SPAIN - 4.7%
   Repsol ADR                                             34,000         804,100
   Telefonica ADR                                          6,200         424,328
                                                                   -------------
                                                                       1,228,428
                                                                   -------------
SWITZERLAND - 8.0%
   Julius Baer Group                                      16,000         557,419
   Lonza Group                                             6,500         502,605
   Philip Morris International                            11,200         571,648
   Syngenta                                                2,200         483,632
                                                                   -------------
                                                                       2,115,304
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
TAIWAN - 1.7%
   Siliconware Precision Industries ADR                   90,000   $     439,200
                                                                   -------------
UNITED KINGDOM - 15.8%
   Aviva                                                  90,000         503,751
   British Sky Broadcasting Group ADR                     14,000         628,460
   Diageo ADR                                              7,800         545,064
   ICAP                                                   95,000         596,605
   Imperial Tobacco Group                                 27,300         771,290
   Playtech Ltd. *                                        75,000         519,748
   Vodafone Group ADR                                     25,000         587,000
                                                                   -------------
                                                                       4,151,918
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $23,422,975)                                              25,594,566
                                                                   -------------
SHORT-TERM INVESTMENT (A) - 1.2%
   Union Bank, N.A. Money Market Fund, 0.020%
      (Cost $314,236)                                    314,236         314,236
                                                                   -------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $23,737,211) +                                         $  25,908,802
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $26,289,983.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR  - AMERICAN DEPOSITARY RECEIPT
BDR  - BRAZILIAN DEPOSITARY RECEIPT
GDR  - GLOBAL DEPOSITARY RECEIPT
LTD. - LIMITED

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $23,737,211, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,110,652 AND $(939,061), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-008-0600

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.4%

                                                        SHARES         VALUE
                                                     -----------   -------------
AEROSPACE/DEFENSE EQUIPMENT - 4.1%
   Alliant Techsystems *                                  38,200   $   2,565,512
   Triumph Group                                          36,100       2,739,990
                                                                   -------------
                                                                       5,305,502
                                                                   -------------
AGRICULTURE - 2.0%
   Fresh Del Monte Produce *                             123,500       2,573,740
                                                                   -------------
APPAREL/TEXTILES - 2.0%
   Carter's *                                            105,000       2,545,200
                                                                   -------------
BANKS - 2.1%
   Cathay General Bancorp                                232,500       2,734,200
                                                                   -------------
BUSINESS SERVICES - 2.0%
   Broadridge Financial Solutions                        128,800       2,614,640
                                                                   -------------
COMPUTER HARDWARE - 4.1%
   Diebold                                                87,900       2,515,698
   NCR *                                                 202,000       2,767,400
                                                                   -------------
                                                                       5,283,098
                                                                   -------------
COMPUTER SOFTWARE - 4.2%
   Quest Software *                                      144,800       2,919,168
   Synopsys *                                            114,500       2,500,680
                                                                   -------------
                                                                       5,419,848
                                                                   -------------
CONSTRUCTION & ENGINEERING - 4.4%
   Chicago Bridge & Iron GDR *                           129,600       2,917,296
   Wabtec                                                 60,200       2,685,522
                                                                   -------------
                                                                       5,602,818
                                                                   -------------
CONTAINERS & PACKAGING - 3.8%
   Silgan Holdings                                        87,400       2,483,908
   Temple-Inland                                         118,500       2,377,110
                                                                   -------------
                                                                       4,861,018
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTATION - 1.0%
   Electro Scientific Industries *                       114,300   $   1,312,164
                                                                   -------------
ENERGY EQUIPMENT & SERVICES - 6.4%
   Lufkin Industries                                      64,000       2,631,040
   Oil States International *                             60,200       2,765,588
   Superior Energy Services *                            125,500       2,860,145
                                                                   -------------
                                                                       8,256,773
                                                                   -------------
INSURANCE - 10.1%
   Alterra Capital Holdings                              125,600       2,430,360
   American Equity Investment Life Holding               265,000       2,862,000
   Aspen Insurance Holdings Ltd.                          97,000       2,652,950
   Hanover Insurance Group                                57,700       2,528,991
   Reinsurance Group of America, Cl A                     53,100       2,547,738
                                                                   -------------
                                                                      13,022,039
                                                                   -------------
INVESTMENT MANAGEMENT COMPANIES - 1.9%
   Artio Global Investors, Cl A                          151,000       2,426,570
                                                                   -------------
MACHINERY - 8.2%
   Crane                                                  79,700       2,832,538
   Franklin Electric                                      83,700       2,573,775
   Kennametal                                             92,000       2,519,880
   Robbins & Myers                                       110,200       2,613,944
                                                                   -------------
                                                                      10,540,137
                                                                   -------------
MEDICAL PRODUCTS & SERVICES - 9.9%
   Alere *                                                95,000       2,672,350
   AMERIGROUP *                                           74,600       2,667,696
   Emdeon, Cl A *                                        196,700       2,458,750
   Health Net *                                           98,100       2,310,255
   Universal Health Services, Cl B                        72,400       2,604,228
                                                                   -------------
                                                                      12,713,279
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
OFFICE EQUIPMENT & SUPPLIES - 1.8%
   Herman Miller                                         131,000   $   2,253,200
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 4.2%
   Bill Barrett *                                         78,600       2,780,868
   Forest Oil *                                           91,800       2,624,562
                                                                   -------------
                                                                       5,405,430
                                                                   -------------
PHARMACEUTICALS - 4.1%
   King Pharmaceuticals *                                285,200       2,498,352
   Medicis Pharmaceutical, Cl A                          110,200       2,793,570
                                                                   -------------
                                                                       5,291,922
                                                                   -------------
RESTAURANTS - 1.9%
   Jack in the Box *                                     120,600       2,487,978
                                                                   -------------
RETAIL - 4.0%
   BJ's Wholesale Club *                                  53,100       2,418,705
   Talbots *                                             242,000       2,780,580
                                                                   -------------
                                                                       5,199,285
                                                                   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 10.2%
   Cymer *                                                79,700       2,652,416
   Microsemi *                                           164,000       2,617,440
   Teradyne *                                            237,000       2,550,120
   TriQuint Semiconductor *                              392,000       2,716,560
   Varian Semiconductor Equipment Associates *            89,000       2,515,140
                                                                   -------------
                                                                      13,051,676
                                                                   -------------
SHIPPING - 4.0%
   Diana Shipping *                                      203,100       2,684,982
   Kirby *                                                63,300       2,433,252
                                                                   -------------
                                                                       5,118,234
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $117,505,468)                                            124,018,751
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                       JULY 31, 2010 (UNAUDITED)



                                                        SHARES         VALUE
                                                     -----------   -------------
SHORT-TERM INVESTMENT (A) - 3.7%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.160%
      (Cost $4,721,623)                                4,721,623   $   4,721,623
                                                                   -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $122,227,091) +                                        $ 128,740,374
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $128,582,769.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

CL   - CLASS
GDR  - GLOBAL DEPOSITARY RECEIPT
LTD. - LIMITED

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $122,227,091, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,311,328 AND $(3,798,045), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-009-0600

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 80.6%

                                                        SHARES         VALUE
                                                     -----------   -------------
AEROSPACE/DEFENSE EQUIPMENT - 5.2%
   European Aeronautic Defence and Space                  60,000   $   1,421,090
                                                                   -------------
AGRICULTURE - 4.0%
   Archer-Daniels-Midland                                 40,000       1,094,400
                                                                   -------------
APPAREL/TEXTILES - 3.5%
   Carter's *                                             40,000         969,600
                                                                   -------------
COMPUTER HARDWARE - 5.0%
   NCR *                                                 100,000       1,370,000
                                                                   -------------
COMPUTER SOFTWARE - 5.1%
   Playtech Ltd. *                                       200,000       1,385,996
                                                                   -------------
CONSTRUCTION & ENGINEERING - 3.3%
   KBR                                                    40,000         895,200
                                                                   -------------
ELECTRONICS MANUFACTURER - 6.3%
   Flextronics International Ltd. *                      275,000       1,710,500
                                                                   -------------
INVESTMENT MANAGEMENT COMPANIES - 3.8%
   Julius Baer Group                                      30,000       1,045,161
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 18.0%
   Apache                                                 15,000       1,433,700
   Plains Exploration & Production *                      50,000       1,127,500
   Repsol                                                100,000       2,358,712
                                                                   -------------
                                                                       4,919,912
                                                                   -------------
RAILROADS - 4.1%
   Norfolk Southern                                       20,000       1,125,400
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES/
                                                      CONTRACTS        VALUE
                                                     -----------   -------------
RETAIL - 2.6%
   Seven & I Holdings                                     30,000   $     716,247
                                                                   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 13.1%
   Applied Materials                                      80,000         944,000
   ON Semiconductor *                                    225,000       1,518,750
   TriQuint Semiconductor *                              160,000       1,108,800
                                                                   -------------
                                                                       3,571,550
                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT - 6.6%
   Corning                                               100,000       1,812,000
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $20,714,326)                                              22,037,056
                                                                   -------------
PURCHASED OPTIONS - 11.8%
BUSINESS SERVICES - 4.7%
   Western Union, Call, Expires 01/21/12,
      Strike Price: $10.00*                                2,000       1,300,000
                                                                   -------------
COMPUTER SOFTWARE - 1.8%
   Symantec, Call, Expires 01/22/11,
      Strike Price: $10.00*                                1,500         495,000
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 4.5%
   Apache, Call, Expires 01/22/11,
      Strike Price: $60.00*                                  150         544,500
   Hess, Call, Expires 01/21/12,
      Strike Price: $40.00*                                  400         676,000
                                                                   -------------
                                                                       1,220,500
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

PURCHASED OPTIONS - CONTINUED


                                                      CONTRACTS
                                                       SHARES/         VALUE
                                                     -----------   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 0.8%
   Applied Materials, Call, Expires 01/22/11,
      Strike Price: $9.00*                                   700   $     210,000
                                                                   -------------
   TOTAL PURCHASED OPTIONS
      (Cost $3,659,735)                                                3,225,500
                                                                   -------------
WARRANTS - 2.4%
BANKING - 2.4%
   Bank of America, Expires 01/16/19,
      Strike Price: $13.30*
      (Cost $746,121)                                     85,000         650,250
                                                                   -------------
SHORT-TERM INVESTMENT (A) - 5.3%
   Union Bank, N.A. Money Market Fund, 0.020%
      (Cost $1,449,932)                                1,449,932       1,449,932
                                                                   -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $26,570,114) +                                         $  27,362,738
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $27,332,064.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

LTD. - LIMITED

Contracts For Difference held by the Fund at July 31, 2010, were as follows:

                                           NUMBER OF                    UNREALIZED
                                           CONTRACTS      NOTIONAL     APPRECIATION
REFERENCE COMPANY         COUNTERPARTY   LONG (SHORT)      AMOUNT     (DEPRECIATION)
-----------------        -------------   ------------   -----------   --------------
Altria Group             Goldman Sachs       30,000     $   540,490     $ 124,310
Amazon.com               Goldman Sachs      (12,000)     (1,397,830)      (16,850)
Archer-Daniels-Midland   Goldman Sachs       50,000       1,452,133       (84,133)
Best Buy                 Goldman Sachs      (25,000)       (851,957)      (14,544)
CVS Caremark             Goldman Sachs       70,000       2,103,787        44,513
Devon Energy             Goldman Sachs       20,000       1,267,922       (18,122)
Imperial Tobacco         Goldman Sachs      100,000       2,928,095      (102,856)
Nissan Motor             Goldman Sachs     (150,000)     (1,256,955)      107,636
Renault                  Goldman Sachs       40,000       1,750,079        33,970
SABMiller                Goldman Sachs      (15,000)       (361,126)      (93,199)
Volvo, Cl B              Goldman Sachs      (40,000)       (482,924)      (14,742)
                                                                        ---------
                                                                        $ (34,017)
                                                                        =========

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES           LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------         -----------   -------   -------   -----------
Common Stock                      $22,037,056     $--       $--     $22,037,056
Purchased Options                   3,225,500      --        --       3,225,500
Warrants                              650,250      --        --         650,250
Short-Term Investment               1,449,932      --        --       1,449,932
                                  -----------     ---       ---     -----------
Total Investments in Securities   $27,362,738     $--       $--     $27,362,738
                                  ===========     ===       ===     ===========

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

OTHER FINANCIAL
INSTRUMENTS                LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
---------------            -------   --------   -------   --------
Contracts for Difference     $--     $(34,017)    $--     $(34,017)
                             ===     ========     ===     ========

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $26,570,114, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,844,363 AND $(1,051,739), RESPECTIVELY.

     AMOUNTS DESIGNATED AS "--"ARE $0.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-010-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010